INTANGIBLE ASSETS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets
Recognized loss		$ 100,000
Drug candidate, congestive heart failure
Reconciliation of changes in intangible assets
Recognized loss	$ 100,000
Therapeutic candidate, acute migraine
Reconciliation of changes in intangible assets
Recognized loss	800,000
Therapeutic candidate, pancreatic cancer
Reconciliation of changes in intangible assets
Recognized loss	$ 45,000